Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2013 item	Sep. 30, 2012	Dec. 31, 2012 item
Segment Information
Number of separately managed business units				2		2
Segment information
Net revenue	$ 955,888	$ 820,811	$ 1,885,811	$ 2,743,467	$ 2,428,203	$ 3,300,121
Segment Adjusted EBITDA	121,655	103,440		328,610	291,336
Other operating income (expenses)	15			(73)
Total Adjusted EBITDA	121,670	103,440		328,537	291,336
Reconciliation of Adjusted EBITDA to Net Income
Segment Adjusted EBITDA	121,670	103,440		328,537	291,336
Depreciation and amortization expense	(35,175)	(30,592)	(71,312)	(104,552)	(91,844)	(123,751)
Restructuring charges	(1,319)	(2,028)	(6,483)	(4,988)	(10,751)	(14,086)
Equity-based compensation expense	(1,062)	(1,062)	(4,098)	(3,186)	(3,186)	(4,248)
Related party management fees	(20,609)	(1,250)	(3,014)	(23,109)	(3,750)	(5,000)
Interest expense	(46,772)	(41,322)	(104,701)	(148,526)	(126,288)	(182,607)
Realized gain on investments	158	5	41	276	366	394
Interest and other (expense) income	(52)	937	(3,151)	(13,022)	1,340	1,422
Loss on early debt extinguishment	(29,519)	(1,561)		(29,641)	(6,733)	(8,307)
Income tax benefit (expense)	4,949	(11,448)	(9,328)	(3,932)	(21,952)	(27,463)
Equity in earnings of unconsolidated subsidiary	68	90	276	230	304	379
Net income	(7,663)	15,209	13,019	(1,913)	28,842	41,185
Facility-based physician services
Segment information
Net revenue	605,105	485,936	1,025,003	1,729,158	1,403,792	1,915,148
Segment Adjusted EBITDA	82,032	68,750		218,767	189,231
Medical transportation services
Segment information
Net revenue	350,783	334,875	860,808	1,014,309	1,024,411	1,384,973
Segment Adjusted EBITDA	$ 39,623	$ 34,690		$ 109,843	$ 102,105